8. STOCK OPTIONS AND WARRANTS: Schedule of weighted average assumptions used to estimate the fair value of finder's warrants (Details)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Details
Fair Value of Finder's Warrants, Risk-free interest rate	1.92%	1.03%	0.60%
Fair Value of Finder's Warrants, Expected Life	1 year	2 years	1 year 8 months 12 days
Fair Value of Finder's Warrants, Expected volatility	95.54%	88.91%	83.78%
Fair Value of Finder's Warrants, Expected dividend yield	0.00%	0.00%	0.00%